Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Research tax credit	€ 8,625	€ 5,282
VAT receivables	1,654	€ 1,038
Research Tax Credit of Period	€ 3,343